Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202-739-3000

Fax: 202-739-3001

August 8, 2008

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Mutual Variable Life Account I
The Penn Mutual Life Insurance Company
Post-Effective Amendment No. 27 to the Registration Statement on Form N-6
File Nos. 33-54662; 811-05006

Ladies and Gentlemen:

On behalf of our client, The Penn Mutual Life Insurance Company (the “Company”), and its separate account, Penn Mutual Variable Life Account I (the “Separate Account”), enclosed herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 27 to their registration statement on Form N-6, together with all exhibits thereto.

I hereby acknowledge on behalf of the Company that: (i) the Company is responsible for the adequacy and accuracy of the disclosure in its registration statement; (ii) SEC Staff comments or changes to disclosure in response to staff comments in the registration statement reviewed by the Staff do not foreclose the SEC from taking any action with respect to the registration statement; and (iii) the Company may not assert SEC Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

I hereby represent that this Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective on August 8, 2008, pursuant to paragraph (b) of Rule 485 under the 1933 Act.

Should you have any questions regarding this Post-Effective Amendment, please do not hesitate to contact Michael Berenson at (202) 739.5450 or Shabnam Ahmed at (202) 739.5802.

Sincerely,

/s/Thomas S. Harman
Thomas S. Harman

cc:	Ray Caucci
Michael Berenson, Esq.
Shabnam Ahmed, Esq.